Commitments and Contingencies (Details)	12 Months Ended
Dec. 31, 2009
Gelesis | Royalty And Sublicense Income Agreement [Member] | Puretech [Member]
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Percentage of royalty on net product sales	2.00%